Net results of financial transactions (Details) - SEK (kr) kr in Millions	3 Months Ended				6 Months Ended			12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020		Jun. 30, 2021	Jun. 30, 2020		Dec. 31, 2020
Net results of financial transactions
Derecognition of financial instruments not measured at fair value through profit or loss	kr 29	kr 1	kr 8		kr 30	kr 10		kr 14
Financial assets or liabilities at fair value through profit or loss	(28)	(11)	1		(39)	(109)		(22)
Financial instruments under fair-value hedge accounting	7	(4)	(37)		3	8		86
Currency exchange-rate effects on all assets and liabilities excl. currency exchange-rate effects related to revaluation at fair value	1	(3)	4		(2)	0		5
Total net results of financial transactions	kr 9	kr (17)	kr (24)	[1]	kr (8)	kr (91)	[1]	kr 83

[1]	Since Q4 2020, SEK has changed the accounting principle regarding the CIRR-system, see Note 1 to the consolidated financial statements included in SEK's 2020 Annual Report on Form 20-F. The comparative figures have been adjusted.